Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and Other Receivables

8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2020 and 2021 are as follows:

		2020
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,370,923	(208,184)	—	7,162,739
Other receivables		799,598	(42,332)	(1,535)	755,731

		8,170,521	(250,516)	(1,535)	7,918,470

Non-current assets
Trade receivables		227,261	(806)	—	226,455
Other receivables		1,728,486	(90,047)	(3,325)	1,635,114

		1,955,747	(90,853)	(3,325)	1,861,569

	￦	10,126,268	(341,369)	(4,860)	9,780,039

		2021
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,743,735	(203,838)	—	7,539,897
Other receivables		602,113	(18,555)	(1,040)	582,518

		8,345,848	(222,393)	(1,040)	8,122,415

Non-current assets
Trade receivables		185,512	(1,501)	—	184,011
Other receivables		1,792,895	(64,155)	(5,890)	1,722,850

		1,978,407	(65,656)	(5,890)	1,906,861

	￦	10,324,255	(288,049)	(6,930)	10,029,276

(2)	Other receivables as of December 31, 2020 and 2021 are as follows:

		2020
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	441,031	(37,062)	—	403,969
Accrued income		38,956	—	—	38,956
Deposits		239,011	—	(1,535)	237,476
Finance lease receivables(*1)		57,084	(365)	—	56,719
Others		23,516	(4,905)	—	18,611

		799,598	(42,332)	(1,535)	755,731

Non-current assets
Non-trade receivables		215,136	(80,451)	—	134,685
Accrued income		834	—	—	834
Deposits		364,855	—	(3,325)	361,530
Finance lease receivables(*2)		1,065,982	(625)	—	1,065,357
Others		81,679	(8,971)	—	72,708

		1,728,486	(90,047)	(3,325)	1,635,114

	￦	2,528,084	(132,379)	(4,860)	2,390,845

(*1)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦105,127 million.

(*2)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,087,559 million.

		2021
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	232,172	(17,084)	(9)	215,079
Accrued income		57,300	—	—	57,300
Deposits		212,666	—	(1,031)	211,635
Finance lease receivables(*1)		60,613	(178)	—	60,435
Others		39,362	(1,293)	—	38,069

		602,113	(18,555)	(1,040)	582,518

Non-current assets
Non-trade receivables		123,537	(56,407)	(281)	66,849
Accrued income		1,828	—	—	1,828
Deposits		441,393	—	(5,609)	435,784
Finance lease receivables(*2)		1,140,080	(590)	—	1,139,490
Others		86,057	(7,158)	—	78,899

		1,792,895	(64,155)	(5,890)	1,722,850

	￦	2,395,008	(82,710)	(6,930)	2,305,368

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦111,915 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,082,712 million.

(3)
Trade and other receivables are classified as financial assets at amortized cost and are measured using the effective interest rate method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. However once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Trade receivables: (not overdue)	￦	7,274,773	7,603,472

Trade receivables: (impairment reviewed)		323,411	325,775

Less than 60 days		3,505	11,577
60 ~ 90 days		28,729	27,201
90 ~ 120 days		10,687	28,230
120 days ~ 1 year		34,036	51,945
Over 1 year		246,454	206,822

		7,598,184	7,929,247
Less: allowance for doubtful accounts		(208,990)	(205,339)

	￦	7,389,194	7,723,908

At the end of each reporting period, the Company assesses whether the credit to trade receivables is impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Other receivables: (not overdue)	￦	2,363,967	2,251,474

Other receivables: (impairment reviewed)		164,117	143,534

Less than 60 days		46,399	87
60 ~ 90 days		31,183	4,881
90 ~ 120 days		1,873	1,248
120 days ~ 1 year		11,803	11,438
Over 1 year		72,859	125,880

		2,528,084	2,395,008
Less: allowance for doubtful accounts		(132,379)	(82,710)
Less: present value discount		(4,860)	(6,930)

	￦	2,390,845	2,305,368

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that other receivables are impaired and significant, and classifies the other receivables that are not individually assessed as the other receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019		2020		2021
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	215,868	104,726	212,759	114,155	208,990	132,379
Bad debt expense		29,221	19,206	24,021	27,329	19,039	18,411
Write-off		(10,106)	(1,146)	(20,332)	(1,910)	(21,809)	(58,762)
Reversal		(41,940)	—	(3,373)	(2,464)	(1,071)	(79)
Others		19,716	(8,631)	(4,085)	(4,731)	190	(9,239)

Ending balance	￦	212,759	114,155	208,990	132,379	205,339	82,710